Financial instruments (Tables)	12 Months Ended
Jun. 30, 2022
Statement [line items]
Summary of foreign currency risk
The carrying amount of the consolidated entity’s foreign currency denominated financial assets and financial liabilities at the reporting date was as follows:

	Assets		Liabilities
	2022	2021	2022	2021
	A$’000	A$’000	A$’000	A$’000

US dollars	7,276	21,073	3,071	3,448
Euros	—	—	205	16

	7,276	21,073	3,276	3,464

Summary of foreign currency risk sensitivity
If the AUD had strengthened against the USD by 10% (2021: 10%) then this would have had the following impact:

	AUD strengthened			AUD weakened
Consolidated - 2022	% change	Effect on profit before tax A$’000	Effect on equity A$’000	% change	Effect on profit before tax A$’000	Effect on equity A$’000

US dollars	10%	(420)	(420)	(10%)	420	420
Euros	10%	20	20	(10%)	(20)	(20)

		(400)	(400)		400	400

	AUD strengthened			AUD weakened
Consolidated – 2021	% change	Effect on profit before tax A$’000	Effect on equity A$’000	% change	Effect on profit before tax A$’000	Effect on equity A$’000

US dollars	10%	(1,762)	(1,762)	(10%)	1,762	1,762
Euros	10%	1	1	(10%)	(1)	(1)
		(1,761)	(1,761)		1,761	1,761

Summary of variable interest rate balances
As at the reporting date, the consolidated entity had the following variable interest rate balances:

	2022		2021
	Weighted average interest rate %	Balance A$’000	Weighted average interest rate %	Balance A$’000

Cash at bank and in hand	—	7,361		21,087
Short term deposits	—		0.04%	6,500

Net exposure to cash flow interest rate risk		7,361		27,587

Summary of remaining contractual maturities of financial instrument liabilities

2022	Weighted average interest rate %	1 year or less A$’000	Between 1 and 2 years A$’000	Between 2 and 5 years A$’000	Over 5 years A$’000	Remaining contractual maturities A$’000

Non-derivatives
Non-interest bearing
Trade payables	—	1,524	—	—	—	1,524
Accrued payables	—	2,236	—	—	—	2,236
Contingent consideration	—	759	—	8,983	—	9,686

Total non-derivatives		4,519	—	8,983	—	13,446

2021	Weighted average interest rate %	1 year or less A$’000	Between 1 and 2 years A$’000	Between 2 and 5 years A$’000	Over 5 years A$’000	Remaining contractual maturities A$’000

Non-derivatives
Non-interest bearing
Trade payables	—	1,893	—	—	—	1,893
Accrued payables	—	3,039	—	—	—	3,039
Contingent consideration	—	3,165	—	9,306	—	12,471

Total non-derivatives		8,097	—	9,306	—	17,403